Other receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Receivables Abstract
Advances to suppliers	[1]	$ 641
Government institutions		130	35
Other receivables		8	1
Total		$ 779	$ 36

[1]	Includes $228 thousand to Pure Capital. See Note 16 for additional information.